Cash and cash equivalents (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 31,673	$ 28,577
Cash equivalents	222,200	72,214
Cash and cash equivalents	253,873	$ 100,791	$ 87,131	$ 78,420
Proceeds from sale portion of other financial assets	19,600
Proceeds from redemption of marketable securities	$ 8,000